Trade and other receivables and other assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current
Other assets-Rental deposits	€ 2,922	€ 1,867
Other assets-Others	50	100
Trade receivables and contract assets and other assets non-current	2,972	1,967
Current
Trade receivables	21,065	25,656
Contract assets	3,272	3,543
Payables due to holders of vested options			€ 2,769
Other assets	5,453	8,286
Trade receivables and contract assets and other assets current	29,790	37,485
Total non-current and current trade and other receivables and other assets	€ 32,762	39,452
Minimum
Current
Receivables payment terms	30 days
Maximum
Current
Receivables payment terms	90 days
Other assets
Current
Current value added tax receivables	€ 253	226
Prepaid expenses	3,346	4,431
Receivables from exercise of share based payments granted	116	1,253
Receivables from COVID 19 bank or credit card transactions	612	1,076
Receivables from grants	0	€ 442
Other assets | Rostock headquarters building
Current
Cash deposits provided as security for bank loans	2,250
Bank guarantee	3,000
Other assets | Berlin Offices
Current
Cash deposits provided as security for bank loans	193
Bank guarantee	257
Other assets | Other property, plant and equipment
Non-current
Other assets-Rental deposits	190
Other assets | Other office and laboratories
Current
Cash deposits provided as security for bank loans	289
Other assets | LPC GmbH
Current
Consideration receivable for the sale of LPC	€ 50